American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
November 30, 2024

Avantis U.S. Equity Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.1%
AerSale Corp.(1)(2)	635	4,001
Axon Enterprise, Inc.(1)	566	366,179
Boeing Co.(1)	3,414	530,672
BWX Technologies, Inc.	3,255	425,917
Curtiss-Wright Corp.	474	177,101
Ducommun, Inc.(1)	89	5,963
General Dynamics Corp.	1,113	316,103
General Electric Co.	10,498	1,912,316
Hexcel Corp.	1,272	80,632
Howmet Aerospace, Inc.	2,552	302,106
Huntington Ingalls Industries, Inc.	493	97,575
L3Harris Technologies, Inc.	689	169,666
Lockheed Martin Corp.	3,308	1,751,288
Mercury Systems, Inc.(1)	629	25,871
National Presto Industries, Inc.	103	8,211
Northrop Grumman Corp.	808	395,637
RTX Corp.	8,595	1,047,129
Textron, Inc.	5,466	468,054
TransDigm Group, Inc.	384	481,140
Woodward, Inc.	1,167	210,433
		8,775,994
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	4,921	108,065
CH Robinson Worldwide, Inc.	1,649	174,101
Expeditors International of Washington, Inc.	7,240	880,674
FedEx Corp.	7,853	2,376,867
Hub Group, Inc., Class A	3,940	203,462
Radiant Logistics, Inc.(1)	3,821	28,581
United Parcel Service, Inc., Class B	15,712	2,132,433
		5,904,183
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	10,320	68,215
Aptiv PLC(1)	4,839	268,710
Autoliv, Inc.	4,573	453,276
BorgWarner, Inc.	11,747	403,157
Dana, Inc.	8,975	89,750
Gentex Corp.	7,073	216,151
Goodyear Tire & Rubber Co.(1)	22,093	237,279
LCI Industries	1,525	184,235
Lear Corp.	3,021	295,575
Modine Manufacturing Co.(1)	2,055	279,048
Motorcar Parts of America, Inc.(1)	233	1,699
Patrick Industries, Inc.(2)	1,548	208,036
Phinia, Inc.	2,063	115,693
QuantumScape Corp.(1)(2)	2,508	13,117
Standard Motor Products, Inc.	889	29,230
Stoneridge, Inc.(1)	1,089	7,470
Visteon Corp.(1)	1,495	139,588

XPEL, Inc.(1)	479	20,836
		3,031,065
Automobiles — 1.3%
Ford Motor Co.	125,031	1,391,595
General Motors Co.	46,207	2,568,647
Harley-Davidson, Inc.	4,686	157,590
Lucid Group, Inc.(1)(2)	4,717	10,283
Rivian Automotive, Inc., Class A(1)(2)	16,870	206,320
Tesla, Inc.(1)	16,002	5,523,250
Thor Industries, Inc.	2,911	324,868
Winnebago Industries, Inc.	2,003	117,256
		10,299,809
Banks — 6.2%
1st Source Corp.	704	45,683
ACNB Corp.	274	12,840
Amalgamated Financial Corp.	1,351	48,136
Amerant Bancorp, Inc.	864	21,488
Ameris Bancorp	2,850	200,298
Arrow Financial Corp.	634	20,909
Associated Banc-Corp.	5,383	143,672
Atlantic Union Bankshares Corp.	3,221	136,667
Axos Financial, Inc.(1)	3,548	293,952
Banc of California, Inc.	5,109	88,028
BancFirst Corp.	807	101,908
Bancorp, Inc.(1)	3,207	187,385
Bank First Corp.	345	36,870
Bank of America Corp.	75,341	3,579,451
Bank of Hawaii Corp.	2,516	198,714
Bank of Marin Bancorp	324	8,191
Bank of NT Butterfield & Son Ltd.	3,115	118,152
Bank OZK	5,320	265,840
BankUnited, Inc.	4,393	184,813
Banner Corp.	1,788	133,367
Bar Harbor Bankshares	500	17,995
BayCom Corp.	385	11,161
BCB Bancorp, Inc.	593	7,869
Berkshire Hills Bancorp, Inc.	1,551	47,274
Blue Foundry Bancorp(1)	1,039	11,522
BOK Financial Corp.	625	74,294
Bridgewater Bancshares, Inc.(1)	809	12,054
Brookline Bancorp, Inc.	3,642	45,853
Burke & Herbert Financial Services Corp.	98	6,789
Business First Bancshares, Inc.	1,148	32,718
Byline Bancorp, Inc.	2,033	63,877
Cadence Bank	10,292	393,051
Camden National Corp.	451	21,247
Capital City Bank Group, Inc.	375	14,760
Carter Bankshares, Inc.(1)	1,318	24,620
Cathay General Bancorp	4,163	216,518
Central Pacific Financial Corp.	1,144	36,516
Citigroup, Inc.	27,044	1,916,608
Citizens & Northern Corp.	211	4,321
Citizens Financial Group, Inc.	10,986	528,866
City Holding Co.	831	109,127
Civista Bancshares, Inc.	218	4,988

CNB Financial Corp.	770	21,491
Coastal Financial Corp.(1)	338	25,874
Columbia Banking System, Inc.	9,863	305,852
Columbia Financial, Inc.(1)	962	17,537
Comerica, Inc.	7,992	577,422
Commerce Bancshares, Inc.	3,442	253,847
Community Financial System, Inc.	868	60,092
Community Trust Bancorp, Inc.	566	33,383
Community West Bancshares	384	8,417
ConnectOne Bancorp, Inc.	2,498	68,695
CrossFirst Bankshares, Inc.(1)	1,628	28,181
Cullen/Frost Bankers, Inc.	1,998	280,959
Customers Bancorp, Inc.(1)	2,451	138,359
CVB Financial Corp.	6,499	152,207
Dime Community Bancshares, Inc.	1,799	64,548
Eagle Bancorp, Inc.	926	27,187
East West Bancorp, Inc.	7,903	866,801
Eastern Bankshares, Inc.	6,170	115,009
Enterprise Bancorp, Inc.	150	5,548
Enterprise Financial Services Corp.	1,483	89,855
Equity Bancshares, Inc., Class A	592	28,410
Esquire Financial Holdings, Inc.	648	50,343
Farmers & Merchants Bancorp, Inc.	511	17,129
Farmers National Banc Corp.	1,110	17,371
FB Financial Corp.	1,499	84,619
Fifth Third Bancorp	26,135	1,256,048
Financial Institutions, Inc.	648	17,600
First BanCorp	12,702	262,677
First Bancorp, Inc.	69	1,971
First Bancorp/Southern Pines NC	1,391	65,794
First Bancshares, Inc.	1,363	50,622
First Busey Corp.	3,157	84,260
First Business Financial Services, Inc.	296	14,835
First Citizens BancShares, Inc., Class A	340	780,300
First Commonwealth Financial Corp.	4,663	87,804
First Community Bankshares, Inc.	569	26,271
First Financial Bancorp	4,130	121,959
First Financial Bankshares, Inc.	2,602	108,451
First Financial Corp.	358	17,485
First Foundation, Inc.	1,202	9,556
First Hawaiian, Inc.	4,378	120,877
First Horizon Corp.	13,829	292,207
First Internet Bancorp	270	11,321
First Interstate BancSystem, Inc., Class A	2,212	77,354
First Merchants Corp.	3,240	141,750
First Mid Bancshares, Inc.	1,377	57,848
First of Long Island Corp.	821	11,880
Five Star Bancorp	297	9,786
Flushing Financial Corp.	915	16,232
FNB Corp.	12,513	214,598
FS Bancorp, Inc.	140	6,678
Fulton Financial Corp.	7,181	154,966
German American Bancorp, Inc.	1,247	56,090
Glacier Bancorp, Inc.	1,729	100,092
Great Southern Bancorp, Inc.	358	22,937

Hancock Whitney Corp.	4,998	296,781
Hanmi Financial Corp.	1,345	35,575
HarborOne Bancorp, Inc.	1,993	25,670
HBT Financial, Inc.	763	18,274
Heartland Financial USA, Inc.	1,662	112,301
Heritage Commerce Corp.	3,367	35,758
Heritage Financial Corp.	1,917	50,705
Hilltop Holdings, Inc.	1,799	56,938
Hingham Institution For Savings	30	8,498
Home Bancorp, Inc.	231	11,719
Home BancShares, Inc.	5,235	166,264
HomeStreet, Inc.(1)	686	8,150
HomeTrust Bancshares, Inc.	196	7,270
Hope Bancorp, Inc.	5,537	75,414
Horizon Bancorp, Inc.	1,083	19,808
Huntington Bancshares, Inc.	55,060	991,631
Independent Bank Corp.	1,357	98,233
Independent Bank Corp. (Michigan)	1,490	56,069
Independent Bank Group, Inc.	1,487	99,510
International Bancshares Corp.	3,436	251,275
JPMorgan Chase & Co.	39,374	9,832,475
Kearny Financial Corp.	2,765	21,899
KeyCorp	38,484	749,668
Lakeland Financial Corp.	832	61,119
Live Oak Bancshares, Inc.	1,607	76,172
M&T Bank Corp.	3,206	705,288
Mercantile Bank Corp.	568	28,428
Metrocity Bankshares, Inc.	862	29,601
Metropolitan Bank Holding Corp.(1)	954	61,953
Mid Penn Bancorp, Inc.	311	9,968
Midland States Bancorp, Inc.	1,052	28,246
MidWestOne Financial Group, Inc.	488	16,080
MVB Financial Corp.	145	3,129
National Bank Holdings Corp., Class A	1,901	90,754
NBT Bancorp, Inc.	2,097	105,102
Nicolet Bankshares, Inc.	535	59,599
Northeast Bank	344	33,867
Northfield Bancorp, Inc.	1,268	16,966
Northrim BanCorp, Inc.	128	10,889
Northwest Bancshares, Inc.	6,761	99,251
OceanFirst Financial Corp.	1,395	28,849
OFG Bancorp	3,234	146,888
Old National Bancorp	16,811	389,343
Old Second Bancorp, Inc.	3,160	58,776
Origin Bancorp, Inc.	1,250	42,950
Orrstown Financial Services, Inc.	418	16,511
Pacific Premier Bancorp, Inc.	4,728	134,275
Park National Corp.	449	85,472
Parke Bancorp, Inc.	239	5,643
Pathward Financial, Inc.	1,920	161,050
PCB Bancorp	619	13,302
Peapack-Gladstone Financial Corp.	790	28,551
Peoples Bancorp, Inc.	1,838	64,477
Peoples Financial Services Corp.	302	16,667
Pinnacle Financial Partners, Inc.	3,001	381,457

PNC Financial Services Group, Inc.	7,950	1,707,024
Popular, Inc.	3,545	352,231
Preferred Bank	914	86,218
Premier Financial Corp.	2,168	60,075
Primis Financial Corp.	314	3,925
Prosperity Bancshares, Inc.	1,463	122,497
Provident Financial Services, Inc.	5,707	120,532
QCR Holdings, Inc.	1,010	93,031
RBB Bancorp	596	14,221
Red River Bancshares, Inc.	207	12,430
Regions Financial Corp.	32,810	894,401
Renasant Corp.	1,599	60,154
Republic Bancorp, Inc., Class A	412	31,425
S&T Bancorp, Inc.	2,118	90,629
Sandy Spring Bancorp, Inc.	2,129	80,221
Seacoast Banking Corp. of Florida	3,037	90,988
ServisFirst Bancshares, Inc.	2,214	212,057
Shore Bancshares, Inc.	441	7,254
Sierra Bancorp	568	17,875
Simmons First National Corp., Class A	4,534	110,902
SmartFinancial, Inc.	582	21,103
South Plains Financial, Inc.	709	27,573
Southern First Bancshares, Inc.(1)	222	9,921
Southern Missouri Bancorp, Inc.	393	25,800
Southside Bancshares, Inc.	1,340	47,061
SouthState Corp.	2,353	260,454
Stellar Bancorp, Inc.	1,191	36,933
Stock Yards Bancorp, Inc.	1,242	94,541
Synovus Financial Corp.	2,842	162,193
Texas Capital Bancshares, Inc.(1)	1,212	107,201
TFS Financial Corp.	577	8,159
Timberland Bancorp, Inc.	313	10,138
Tompkins Financial Corp.	301	22,969
Towne Bank	2,861	104,798
TriCo Bancshares	1,187	57,380
Triumph Financial, Inc.(1)	1,059	113,408
Truist Financial Corp.	29,058	1,385,485
TrustCo Bank Corp.	1,026	38,208
Trustmark Corp.	2,492	97,462
U.S. Bancorp	36,558	1,948,176
UMB Financial Corp.	2,064	259,011
United Bankshares, Inc.	2,235	94,473
United Community Banks, Inc.	3,168	107,110
Unity Bancorp, Inc.	332	15,073
Univest Financial Corp.	963	30,585
Valley National Bancorp	15,277	162,547
Veritex Holdings, Inc.	3,044	92,568
WaFd, Inc.	2,781	101,729
Washington Trust Bancorp, Inc.	493	18,310
Webster Financial Corp.	7,502	463,474
Wells Fargo & Co.	54,079	4,119,197
WesBanco, Inc.	2,206	77,960
West BanCorp, Inc.	500	11,935
Westamerica BanCorp	1,781	101,927
Western Alliance Bancorp	4,829	452,043

Wintrust Financial Corp.	3,581	494,214
WSFS Financial Corp.	2,703	162,234
Zions Bancorp NA	8,921	539,899
		49,059,627
Beverages — 1.0%
Boston Beer Co., Inc., Class A(1)	191	60,402
Brown-Forman Corp., Class A	472	19,522
Brown-Forman Corp., Class B	2,853	120,054
Celsius Holdings, Inc.(1)	5,859	166,689
Coca-Cola Co.	51,136	3,276,795
Coca-Cola Consolidated, Inc.	336	438,241
Constellation Brands, Inc., Class A	1,143	275,406
Duckhorn Portfolio, Inc.(1)	503	5,533
Keurig Dr. Pepper, Inc.	5,458	178,204
Molson Coors Beverage Co., Class B	6,591	409,037
Monster Beverage Corp.(1)	4,269	235,350
National Beverage Corp.	1,375	67,911
PepsiCo, Inc.	13,455	2,199,220
Vita Coco Co., Inc.(1)	2,658	94,465
		7,546,829
Biotechnology — 1.7%
2seventy bio, Inc.(1)(2)	714	2,849
AbbVie, Inc.	17,572	3,214,446
Allogene Therapeutics, Inc.(1)(2)	1,863	4,620
Amgen, Inc.	5,301	1,499,494
Anika Therapeutics, Inc.(1)	17	301
Arcus Biosciences, Inc.(1)	711	10,978
Beam Therapeutics, Inc.(1)	844	23,100
Biogen, Inc.(1)	1,885	302,788
BioMarin Pharmaceutical, Inc.(1)	2,528	166,924
Caribou Biosciences, Inc.(1)(2)	1,959	4,290
CRISPR Therapeutics AG(1)(2)	1,163	59,511
Cullinan Therapeutics, Inc.(1)	2,086	28,057
Denali Therapeutics, Inc.(1)	843	21,075
Dynavax Technologies Corp.(1)(2)	4,847	62,332
Editas Medicine, Inc.(1)	1,447	3,241
Emergent BioSolutions, Inc.(1)	1,311	13,267
Enanta Pharmaceuticals, Inc.(1)	212	1,823
Entrada Therapeutics, Inc.(1)	1,531	30,452
Exelixis, Inc.(1)	8,103	295,435
Fate Therapeutics, Inc.(1)	1,015	3,218
Gilead Sciences, Inc.	28,252	2,615,570
GRAIL, Inc.(1)(2)	138	2,415
Halozyme Therapeutics, Inc.(1)	3,835	184,847
Incyte Corp.(1)	2,121	158,205
iTeos Therapeutics, Inc.(1)	1,269	10,850
Kura Oncology, Inc.(1)	1,022	11,283
MiMedx Group, Inc.(1)	3,049	28,203
Moderna, Inc.(1)	2,809	120,956
Monte Rosa Therapeutics, Inc.(1)(2)	439	4,548
Neurocrine Biosciences, Inc.(1)	2,160	273,780
Nkarta, Inc.(1)	785	2,253
Organogenesis Holdings, Inc.(1)	778	3,011
ORIC Pharmaceuticals, Inc.(1)	2,271	22,483
PDL BioPharma, Inc.(1)(2)	752	8

Protagonist Therapeutics, Inc.(1)	546	23,915
Regeneron Pharmaceuticals, Inc.(1)	1,476	1,107,325
REGENXBIO, Inc.(1)	1,606	15,931
Relay Therapeutics, Inc.(1)	1,875	8,812
Replimune Group, Inc.(1)	1,200	16,896
Roivant Sciences Ltd.(1)	6,006	76,336
Sage Therapeutics, Inc.(1)	1,513	8,276
Summit Therapeutics, Inc.(1)(2)	620	11,445
United Therapeutics Corp.(1)	1,463	542,027
Vanda Pharmaceuticals, Inc.(1)	982	5,057
Vaxcyte, Inc.(1)	1,926	181,699
Vertex Pharmaceuticals, Inc.(1)	4,798	2,246,088
Verve Therapeutics, Inc.(1)	1,431	8,028
Vir Biotechnology, Inc.(1)	5,556	44,226
Voyager Therapeutics, Inc.(1)	3,109	21,328
Xencor, Inc.(1)	1,200	30,720
Zymeworks, Inc.(1)	83	1,169
		13,535,891
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	112,447	23,376,607
Dillard's, Inc., Class A(2)	218	96,600
eBay, Inc.	24,816	1,570,605
Kohl's Corp.(2)	5,840	87,425
Macy's, Inc.	10,794	175,294
MercadoLibre, Inc.(1)	1,335	2,650,202
Nordstrom, Inc.	6,866	155,927
Ollie's Bargain Outlet Holdings, Inc.(1)	1,649	163,168
		28,275,828
Building Products — 1.3%
A.O. Smith Corp.	4,916	366,193
AAON, Inc.	1,363	185,831
Advanced Drainage Systems, Inc.	3,482	471,080
Allegion PLC	1,119	157,600
American Woodmark Corp.(1)	543	49,294
Apogee Enterprises, Inc.	1,374	115,705
Armstrong World Industries, Inc.	2,917	466,224
AZEK Co., Inc.(1)	2,605	138,378
AZZ, Inc.	770	71,718
Builders FirstSource, Inc.(1)	4,725	881,071
Carlisle Cos., Inc.	2,376	1,085,119
Carrier Global Corp.	4,528	350,331
CSW Industrials, Inc.	563	237,806
Fortune Brands Innovations, Inc.	4,030	315,549
Gibraltar Industries, Inc.(1)	1,771	128,291
Griffon Corp.	1,768	149,042
Hayward Holdings, Inc.(1)	2,247	36,312
Insteel Industries, Inc.	1,317	38,825
Janus International Group, Inc.(1)	2,570	19,224
JELD-WEN Holding, Inc.(1)	6,209	67,616
Johnson Controls International PLC	2,532	212,334
Lennox International, Inc.	1,325	883,947
Masco Corp.	2,100	169,176
Masterbrand, Inc.(1)	4,758	82,313
Owens Corning	4,055	833,789
Quanex Building Products Corp.	2,336	69,519

Simpson Manufacturing Co., Inc.	2,238	421,639
Trane Technologies PLC	2,292	953,976
Trex Co., Inc.(1)	3,888	291,717
UFP Industries, Inc.	3,995	542,920
Zurn Elkay Water Solutions Corp.	2,749	109,465
		9,902,004
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	122	22,880
Ameriprise Financial, Inc.	4,034	2,315,395
ARES Management Corp., Class A	1,849	326,774
Artisan Partners Asset Management, Inc., Class A	4,535	221,263
Bank of New York Mellon Corp.	21,382	1,750,544
BGC Group, Inc., Class A	5,615	54,690
Blackrock, Inc.	1,616	1,652,845
Blackstone, Inc.	4,399	840,605
Carlyle Group, Inc.	4,462	237,512
Cboe Global Markets, Inc.	1,256	271,108
Charles Schwab Corp.	24,373	2,017,109
CME Group, Inc.	4,047	963,186
Cohen & Steers, Inc.	1,635	171,119
Coinbase Global, Inc., Class A(1)	2,217	656,675
Diamond Hill Investment Group, Inc.	178	29,432
Donnelley Financial Solutions, Inc.(1)	603	36,331
Evercore, Inc., Class A	743	228,770
FactSet Research Systems, Inc.	609	298,818
Federated Hermes, Inc.	2,049	87,595
Franklin Resources, Inc.	6,296	143,297
Goldman Sachs Group, Inc.	5,458	3,321,575
Hamilton Lane, Inc., Class A	1,612	310,149
Houlihan Lokey, Inc.	1,238	234,093
Interactive Brokers Group, Inc., Class A	674	128,795
Intercontinental Exchange, Inc.	3,767	606,336
Invesco Ltd.	10,040	181,624
Janus Henderson Group PLC	4,060	183,837
Jefferies Financial Group, Inc.	5,456	431,788
KKR & Co., Inc.	8,731	1,422,018
LPL Financial Holdings, Inc.	2,124	690,619
MarketAxess Holdings, Inc.	495	128,051
Moody's Corp.	1,829	914,463
Morgan Stanley	15,978	2,102,864
MSCI, Inc.	522	318,227
Nasdaq, Inc.	1,113	92,368
Northern Trust Corp.	5,718	635,613
Open Lending Corp., Class A(1)	5,631	35,926
Oppenheimer Holdings, Inc., Class A	408	25,178
Piper Sandler Cos.	918	314,865
Raymond James Financial, Inc.	7,132	1,207,305
S&P Global, Inc.	1,439	751,892
SEI Investments Co.	4,465	368,943
State Street Corp.	7,691	757,640
Stifel Financial Corp.	4,066	470,843
StoneX Group, Inc.(1)	1,729	179,401
T. Rowe Price Group, Inc.	6,345	785,765
Tradeweb Markets, Inc., Class A	1,390	188,345
Victory Capital Holdings, Inc., Class A	933	64,825

Virtu Financial, Inc., Class A	4,225	157,635
Virtus Investment Partners, Inc.	317	78,289
WisdomTree, Inc.	2,210	26,409
		29,441,629
Chemicals — 1.8%
AdvanSix, Inc.	1,534	49,809
Air Products & Chemicals, Inc.	5,196	1,737,179
Albemarle Corp.(2)	2,126	228,970
American Vanguard Corp.	1,244	7,476
Arcadium Lithium PLC(1)	28,819	151,300
Ashland, Inc.	1,009	78,763
Avient Corp.	1,988	101,885
Axalta Coating Systems Ltd.(1)	2,653	107,340
Balchem Corp.	254	45,852
Cabot Corp.	3,388	371,393
CF Industries Holdings, Inc.	10,917	978,818
Core Molding Technologies, Inc.(1)	728	12,041
Corteva, Inc.	9,479	589,973
Dow, Inc.	23,103	1,021,384
DuPont de Nemours, Inc.	6,534	546,177
Eastman Chemical Co.	5,002	523,809
Ecolab, Inc.	1,060	263,696
Ecovyst, Inc.(1)	4,030	32,039
FMC Corp.	3,139	185,484
Hawkins, Inc.	1,402	188,583
HB Fuller Co.	1,047	80,504
Huntsman Corp.	6,131	120,045
Ingevity Corp.(1)	1,528	74,215
Innospec, Inc.	729	86,467
International Flavors & Fragrances, Inc.	2,462	224,928
Intrepid Potash, Inc.(1)	310	8,404
Koppers Holdings, Inc.	734	28,230
Kronos Worldwide, Inc.	903	10,213
Linde PLC	3,952	1,821,832
LSB Industries, Inc.(1)	4,030	35,585
LyondellBasell Industries NV, Class A	9,664	805,398
Mativ Holdings, Inc.	2,970	39,055
Minerals Technologies, Inc.	950	77,491
Mosaic Co.	12,135	321,092
NewMarket Corp.	475	253,441
Olin Corp.	7,826	333,309
Orion SA	2,618	48,224
PPG Industries, Inc.	2,416	300,478
PureCycle Technologies, Inc.(1)(2)	3,852	51,212
Quaker Chemical Corp.	354	55,826
RPM International, Inc.	6,341	880,004
Sherwin-Williams Co.	2,983	1,185,444
Stepan Co.	581	44,679
Tronox Holdings PLC, Class A	5,103	61,746
Valhi, Inc.(2)	232	5,939
Westlake Corp.	1,649	211,732
		14,387,464
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	4,347	25,300
Aris Water Solutions, Inc., Class A	400	10,760

Brady Corp., Class A	1,152	86,273
Brink's Co.	1,003	97,000
Cintas Corp.	3,748	846,261
Civeo Corp.	1,036	24,222
Clean Harbors, Inc.(1)	1,513	393,516
Copart, Inc.(1)	14,194	899,758
Ennis, Inc.	1,194	25,468
Healthcare Services Group, Inc.(1)	1,523	18,794
HNI Corp.	1,859	105,312
Interface, Inc.	4,478	118,891
MSA Safety, Inc.	707	122,884
Quad/Graphics, Inc.	1,703	12,296
Republic Services, Inc.	1,221	266,544
Rollins, Inc.	4,622	232,625
Steelcase, Inc., Class A	5,857	78,894
UniFirst Corp.	453	90,994
Veralto Corp.	1,307	141,404
Waste Connections, Inc.	1,861	358,187
Waste Management, Inc.	5,574	1,272,098
		5,227,481
Communications Equipment — 0.6%
Applied Optoelectronics, Inc.(1)(2)	2,740	112,943
Arista Networks, Inc.(1)	2,894	1,174,443
Aviat Networks, Inc.(1)	332	5,255
Ciena Corp.(1)	2,194	152,966
Cisco Systems, Inc.	19,904	1,178,516
F5, Inc.(1)	730	182,755
Juniper Networks, Inc.	3,908	140,375
Motorola Solutions, Inc.	3,011	1,504,597
NETGEAR, Inc.(1)	326	8,020
Ubiquiti, Inc.	105	36,381
Viasat, Inc.(1)	2,820	26,311
		4,522,562
Construction and Engineering — 0.7%
AECOM	751	87,844
Arcosa, Inc.	1,270	137,973
Argan, Inc.	1,069	166,700
Comfort Systems USA, Inc.	1,844	909,590
Construction Partners, Inc., Class A(1)	1,865	189,503
Dycom Industries, Inc.(1)	1,534	277,899
EMCOR Group, Inc.	2,401	1,224,798
Everus Construction Group, Inc.(1)	3,194	203,330
Fluor Corp.(1)	2,497	140,157
Granite Construction, Inc.	1,638	162,768
Great Lakes Dredge & Dock Corp.(1)	2,633	33,255
IES Holdings, Inc.(1)	458	141,913
Limbach Holdings, Inc.(1)	840	83,572
MasTec, Inc.(1)	1,366	196,786
MYR Group, Inc.(1)	1,294	204,323
Northwest Pipe Co.(1)	260	14,577
Primoris Services Corp.	3,145	263,268
Quanta Services, Inc.	1,630	561,568
Sterling Infrastructure, Inc.(1)	2,605	506,542
Tutor Perini Corp.(1)	1,023	27,805
Valmont Industries, Inc.	368	128,012

WillScot Holdings Corp.(1)	4,268	163,208
		5,825,391
Construction Materials — 0.4%
CRH PLC	3,698	378,194
Eagle Materials, Inc.	2,039	629,888
Knife River Corp.(1)	2,230	230,805
Martin Marietta Materials, Inc.	1,474	884,400
Summit Materials, Inc., Class A(1)	3,282	167,185
U.S. Lime & Minerals, Inc.	695	106,335
Vulcan Materials Co.	1,945	560,413
		2,957,220
Consumer Finance — 1.2%
Ally Financial, Inc.	15,207	607,976
American Express Co.	8,055	2,454,197
Atlanticus Holdings Corp.(1)	173	10,079
Bread Financial Holdings, Inc.	3,698	217,553
Capital One Financial Corp.	10,359	1,989,032
Consumer Portfolio Services, Inc.(1)	792	8,205
Discover Financial Services	5,811	1,060,101
Enova International, Inc.(1)	991	104,560
EZCORP, Inc., Class A(1)	1,486	19,021
FirstCash Holdings, Inc.	655	71,303
Green Dot Corp., Class A(1)	1,850	19,000
LendingClub Corp.(1)	3,059	50,902
Medallion Financial Corp.	2,454	23,117
Navient Corp.	5,259	81,935
Nelnet, Inc., Class A	486	52,935
OneMain Holdings, Inc.	7,260	416,361
PRA Group, Inc.(1)	1,218	25,822
PROG Holdings, Inc.	4,028	196,002
Regional Management Corp.	404	12,334
SLM Corp.	14,690	402,212
SoFi Technologies, Inc.(1)	25,780	423,050
Synchrony Financial	22,275	1,504,008
World Acceptance Corp.(1)	184	22,249
		9,771,954
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	2,681	53,218
Andersons, Inc.	2,358	112,571
BJ's Wholesale Club Holdings, Inc.(1)	7,975	767,993
Casey's General Stores, Inc.	1,912	804,742
Costco Wholesale Corp.	7,763	7,544,704
Dollar General Corp.	5,139	397,091
Dollar Tree, Inc.(1)	5,172	368,608
Grocery Outlet Holding Corp.(1)	2,072	43,512
Ingles Markets, Inc., Class A	741	54,760
Kroger Co.	28,673	1,751,347
Natural Grocers by Vitamin Cottage, Inc.	593	27,901
Performance Food Group Co.(1)	3,968	350,136
PriceSmart, Inc.	1,629	146,186
SpartanNash Co.	2,093	39,725
Sprouts Farmers Market, Inc.(1)	6,793	1,049,383
Sysco Corp.	1,972	152,061
Target Corp.	15,264	2,019,580
United Natural Foods, Inc.(1)	2,370	58,847

Village Super Market, Inc., Class A	584	18,904
Walmart, Inc.	63,921	5,912,692
Weis Markets, Inc.	703	51,199
		21,725,160
Containers and Packaging — 0.6%
AptarGroup, Inc.	1,718	297,145
Avery Dennison Corp.	1,398	287,918
Ball Corp.	9,470	588,655
Berry Global Group, Inc.	1,764	127,555
Crown Holdings, Inc.	857	78,921
Graphic Packaging Holding Co.	17,197	517,458
International Paper Co.	13,283	781,439
O-I Glass, Inc.(1)	7,498	94,475
Packaging Corp. of America	4,608	1,146,701
Sealed Air Corp.	2,260	82,716
Smurfit WestRock PLC	12,612	693,912
Sonoco Products Co.	2,935	152,268
TriMas Corp.	840	22,193
		4,871,356
Distributors — 0.1%
A-Mark Precious Metals, Inc.	1,133	34,330
Genuine Parts Co.	2,221	281,467
LKQ Corp.	3,986	156,610
Pool Corp.	1,642	619,182
		1,091,589
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	10,897
Adtalem Global Education, Inc.(1)	2,434	222,492
American Public Education, Inc.(1)	77	1,588
Frontdoor, Inc.(1)	1,798	105,363
Graham Holdings Co., Class B	84	78,214
Grand Canyon Education, Inc.(1)	1,874	308,442
Laureate Education, Inc., Class A(1)	8,942	169,898
OneSpaWorld Holdings Ltd.	2,674	50,779
Perdoceo Education Corp.	3,723	102,196
Service Corp. International	2,235	197,999
Strategic Education, Inc.	276	27,272
Stride, Inc.(1)	1,135	121,297
Universal Technical Institute, Inc.(1)	1,620	41,909
		1,438,346
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	154,335	3,574,398
ATN International, Inc.	438	8,664
Consolidated Communications Holdings, Inc.(1)	479	2,237
Frontier Communications Parent, Inc.(1)	14,710	512,055
IDT Corp., Class B	973	50,246
Iridium Communications, Inc.	4,398	130,708
Shenandoah Telecommunications Co.	1,954	26,047
Verizon Communications, Inc.	88,056	3,904,403
		8,208,758
Electric Utilities — 1.4%
ALLETE, Inc.	1,332	86,420
Alliant Energy Corp.	2,827	178,666
American Electric Power Co., Inc.	10,426	1,041,140
Avangrid, Inc.	746	26,931

Constellation Energy Corp.	3,529	905,400
Duke Energy Corp.	8,511	996,213
Edison International	9,354	820,814
Entergy Corp.	6,079	949,357
Evergy, Inc.	5,210	336,722
Eversource Energy	1,752	112,986
Exelon Corp.	10,646	421,156
FirstEnergy Corp.	4,451	189,390
NextEra Energy, Inc.	9,632	757,749
NRG Energy, Inc.	5,618	570,845
OGE Energy Corp.	7,390	324,864
Otter Tail Corp.	1,477	119,105
PG&E Corp.	48,739	1,054,225
Pinnacle West Capital Corp.	3,878	363,369
Portland General Electric Co.	2,861	137,099
PPL Corp.	13,140	458,980
Southern Co.	7,997	712,773
TXNM Energy, Inc.	273	13,391
Xcel Energy, Inc.	9,703	704,050
		11,281,645
Electrical Equipment — 0.8%
Acuity Brands, Inc.	973	312,031
AMETEK, Inc.	2,396	465,734
Array Technologies, Inc.(1)	4,210	28,249
Atkore, Inc.	2,471	233,040
Eaton Corp. PLC	2,491	935,171
Emerson Electric Co.	4,216	559,042
EnerSys	2,346	226,764
GE Vernova, Inc.(1)	2,979	995,344
Generac Holdings, Inc.(1)	825	155,265
Hubbell, Inc.	871	400,738
LSI Industries, Inc.	2,524	51,591
NEXTracker, Inc., Class A(1)	3,147	120,090
nVent Electric PLC	1,051	82,304
Plug Power, Inc.(1)(2)	7,784	17,436
Powell Industries, Inc.	763	204,011
Rockwell Automation, Inc.	1,006	296,911
Sunrun, Inc.(1)	2,181	25,147
Vertiv Holdings Co., Class A	9,609	1,226,108
		6,334,976
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	9,448	686,397
Arrow Electronics, Inc.(1)	3,138	377,062
Avnet, Inc.	3,885	212,548
Badger Meter, Inc.	447	96,919
Bel Fuse, Inc., Class B	892	71,521
Belden, Inc.	1,098	134,395
Benchmark Electronics, Inc.	2,659	128,935
CDW Corp.	1,624	285,710
Cognex Corp.	3,015	120,540
Corning, Inc.	20,368	991,311
CTS Corp.	953	52,329
Daktronics, Inc.(1)	3,388	52,175
ePlus, Inc.(1)	1,577	127,516
Fabrinet(1)	572	134,180

Flex Ltd.(1)	20,024	780,335
Insight Enterprises, Inc.(1)	2,296	359,209
IPG Photonics Corp.(1)	863	67,349
Jabil, Inc.	7,080	961,676
Keysight Technologies, Inc.(1)	2,353	401,987
Kimball Electronics, Inc.(1)	789	15,472
Knowles Corp.(1)	1,227	23,878
Littelfuse, Inc.	623	153,675
Methode Electronics, Inc.	1,181	12,897
nLight, Inc.(1)	1,984	21,546
PC Connection, Inc.	728	52,838
Plexus Corp.(1)	1,318	216,679
Rogers Corp.(1)	410	42,468
Sanmina Corp.(1)	2,915	231,480
ScanSource, Inc.(1)	1,546	77,934
SmartRent, Inc.(1)	5,953	10,537
TD SYNNEX Corp.	1,851	220,251
TE Connectivity PLC	6,758	1,021,269
Teledyne Technologies, Inc.(1)	182	88,317
TTM Technologies, Inc.(1)	5,043	122,948
Vishay Intertechnology, Inc.	9,319	177,993
Vishay Precision Group, Inc.(1)	533	12,243
Vontier Corp.	3,376	132,542
		8,677,061
Energy Equipment and Services — 0.9%
Archrock, Inc.	11,471	293,887
Baker Hughes Co.	35,306	1,551,699
Bristow Group, Inc.(1)	1,506	57,559
ChampionX Corp.	12,493	386,658
Core Laboratories, Inc.(2)	835	16,992
DMC Global, Inc.(1)	1,056	8,501
Expro Group Holdings NV(1)	3,432	47,670
Halliburton Co.	32,948	1,049,723
Helix Energy Solutions Group, Inc.(1)	6,329	67,657
Helmerich & Payne, Inc.	6,616	229,112
Innovex International, Inc.(1)	967	15,733
KLX Energy Services Holdings, Inc.(1)(2)	1,946	11,734
Liberty Energy, Inc., Class A	13,237	243,561
Nabors Industries Ltd.(1)	766	56,247
Newpark Resources, Inc.(1)	4,951	41,390
Noble Corp. PLC	2,474	82,805
NOV, Inc.	11,235	179,985
Oceaneering International, Inc.(1)	9,016	270,300
Oil States International, Inc.(1)	3,362	18,491
Patterson-UTI Energy, Inc.	22,409	188,236
ProFrac Holding Corp., Class A(1)(2)	2,124	19,265
ProPetro Holding Corp.(1)	8,945	75,138
Ranger Energy Services, Inc.	1,723	28,429
RPC, Inc.	7,862	50,631
Schlumberger NV	15,953	700,975
SEACOR Marine Holdings, Inc.(1)	300	2,061
Select Water Solutions, Inc., Class A	3,647	53,866
Solaris Energy Infrastructure, Inc., Class A	2,498	61,576
TechnipFMC PLC	23,799	746,575
TETRA Technologies, Inc.(1)	7,639	29,410

Tidewater, Inc.(1)	2,816	145,644
Transocean Ltd.(1)	21,847	96,127
Valaris Ltd.(1)	3,831	176,954
Weatherford International PLC	5,299	436,108
		7,440,699
Entertainment — 0.9%
Cinemark Holdings, Inc.(1)	2,622	90,511
Electronic Arts, Inc.	3,264	534,219
IMAX Corp.(1)	1,786	47,008
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	17,474
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,148	278,157
Lions Gate Entertainment Corp., Class B(1)	2,681	19,759
Live Nation Entertainment, Inc.(1)	1,363	188,435
Marcus Corp.	226	5,117
Netflix, Inc.(1)	4,811	4,266,443
Playstudios, Inc.(1)	2,241	4,303
Roku, Inc.(1)	2,180	150,485
Sphere Entertainment Co.(1)	1,119	46,047
Take-Two Interactive Software, Inc.(1)	619	116,607
Walt Disney Co.	6,589	774,010
Warner Bros Discovery, Inc.(1)	29,553	309,715
		6,848,290
Financial Services — 2.9%
Acacia Research Corp.(1)	2,587	11,771
Affirm Holdings, Inc.(1)	5,205	364,402
Alerus Financial Corp.	452	9,962
Apollo Global Management, Inc.	3,175	555,720
Berkshire Hathaway, Inc., Class B(1)	11,262	5,439,771
Block, Inc.(1)	2,995	265,207
Cannae Holdings, Inc.	2,822	61,237
Cass Information Systems, Inc.	732	32,845
Corpay, Inc.(1)	889	338,869
Enact Holdings, Inc.	1,680	59,153
Equitable Holdings, Inc.	12,486	602,200
Essent Group Ltd.	4,925	284,567
Federal Agricultural Mortgage Corp., Class C	581	124,026
Fidelity National Information Services, Inc.	1,761	150,213
Fiserv, Inc.(1)	2,654	586,428
Jack Henry & Associates, Inc.	1,679	295,806
Jackson Financial, Inc., Class A	5,617	562,767
Marqeta, Inc., Class A(1)	5,494	21,317
Mastercard, Inc., Class A	9,965	5,310,747
Merchants Bancorp	1,085	44,789
MGIC Investment Corp.	18,605	488,567
Mr. Cooper Group, Inc.(1)	2,696	266,014
NewtekOne, Inc.(2)	2,601	37,715
NMI Holdings, Inc., Class A(1)	5,173	206,868
Payoneer Global, Inc.(1)	9,439	102,980
PayPal Holdings, Inc.(1)	7,440	645,569
PennyMac Financial Services, Inc.	1,046	112,058
Radian Group, Inc.	9,092	325,403
Visa, Inc., Class A	17,414	5,486,803
Voya Financial, Inc.	2,531	210,073
Waterstone Financial, Inc.	1,058	15,965

Western Union Co.	7,370	81,144
		23,100,956
Food Products — 0.7%
Archer-Daniels-Midland Co.	17,307	944,962
B&G Foods, Inc.(2)	4,627	30,908
Bunge Global SA	7,746	695,126
Calavo Growers, Inc.	736	20,395
Cal-Maine Foods, Inc.	1,575	153,736
Darling Ingredients, Inc.(1)	4,528	183,520
Dole PLC	4,287	64,605
Flowers Foods, Inc.	10,272	232,353
Fresh Del Monte Produce, Inc.	779	26,291
General Mills, Inc.	1,563	103,564
Hershey Co.	3,856	679,157
Hormel Foods Corp.	2,240	72,643
Ingredion, Inc.	3,778	556,651
J&J Snack Foods Corp.	391	67,952
John B Sanfilippo & Son, Inc.	530	45,766
Kraft Heinz Co.	8,140	260,236
Lamb Weston Holdings, Inc.	1,768	136,560
Lancaster Colony Corp.	297	55,194
Mama's Creations, Inc.(1)	2,968	28,997
Mission Produce, Inc.(1)	437	5,812
Mondelez International, Inc., Class A	7,685	499,141
Pilgrim's Pride Corp.(1)	2,269	117,103
Seaboard Corp.	6	15,684
Seneca Foods Corp., Class A(1)(2)	387	27,903
Simply Good Foods Co.(1)	1,889	75,163
Tootsie Roll Industries, Inc.	598	19,794
Tyson Foods, Inc., Class A	5,324	343,398
WK Kellogg Co.(2)	5,130	106,704
		5,569,318
Gas Utilities — 0.3%
Atmos Energy Corp.	4,706	712,112
MDU Resources Group, Inc.	12,777	256,051
National Fuel Gas Co.	3,494	223,511
New Jersey Resources Corp.	2,629	135,604
Northwest Natural Holding Co.	1,465	64,196
ONE Gas, Inc.	2,175	169,585
Southwest Gas Holdings, Inc.	1,624	126,932
Spire, Inc.	1,443	105,613
UGI Corp.	6,806	206,698
		2,000,302
Ground Transportation — 1.6%
ArcBest Corp.	1,595	183,872
Covenant Logistics Group, Inc.	651	37,810
CSX Corp.	57,860	2,114,783
Heartland Express, Inc.	2,232	28,503
Hertz Global Holdings, Inc.(1)(2)	8,237	40,526
JB Hunt Transport Services, Inc.	4,040	764,004
Knight-Swift Transportation Holdings, Inc.	4,689	278,339
Landstar System, Inc.	2,333	433,751
Marten Transport Ltd.	3,846	66,843
Norfolk Southern Corp.	6,202	1,710,822
Old Dominion Freight Line, Inc.	5,420	1,220,259

PAMT Corp.(1)	436	8,271
Ryder System, Inc.	3,453	583,004
Saia, Inc.(1)	1,290	734,113
Schneider National, Inc., Class B	2,359	79,286
Uber Technologies, Inc.(1)	9,761	702,402
U-Haul Holding Co.(1)(2)	273	19,293
U-Haul Holding Co.	4,746	296,340
Union Pacific Corp.	13,097	3,204,312
Universal Logistics Holdings, Inc.	451	23,502
Werner Enterprises, Inc.	2,684	109,722
XPO, Inc.(1)	2,581	393,370
		13,033,127
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	11,578	1,375,119
Align Technology, Inc.(1)	1,186	276,065
AngioDynamics, Inc.(1)	722	5,003
Avanos Medical, Inc.(1)	657	12,588
Baxter International, Inc.	798	26,901
Becton Dickinson & Co.	1,516	336,400
Bioventus, Inc., Class A(1)	358	4,400
Boston Scientific Corp.(1)	8,871	804,245
Cooper Cos., Inc.(1)	3,372	352,239
Dentsply Sirona, Inc.	3,002	58,989
Dexcom, Inc.(1)	6,146	479,327
Edwards Lifesciences Corp.(1)	8,369	597,128
GE HealthCare Technologies, Inc.	3,012	250,659
Globus Medical, Inc., Class A(1)	2,532	216,765
Haemonetics Corp.(1)	1,465	128,144
Hologic, Inc.(1)	3,341	265,609
IDEXX Laboratories, Inc.(1)	1,734	731,314
Inogen, Inc.(1)	174	1,690
Insulet Corp.(1)	329	87,771
Integra LifeSciences Holdings Corp.(1)	697	17,132
Intuitive Surgical, Inc.(1)	2,637	1,429,254
Masimo Corp.(1)	631	108,873
Medtronic PLC	9,401	813,563
Omnicell, Inc.(1)	939	43,748
OraSure Technologies, Inc.(1)	1,749	6,646
Orthofix Medical, Inc.(1)	1,348	26,326
Penumbra, Inc.(1)	198	48,336
QuidelOrtho Corp.(1)	1,869	76,629
ResMed, Inc.	1,036	257,985
STERIS PLC	990	216,869
Stryker Corp.	1,918	752,144
Teleflex, Inc.	801	154,473
Utah Medical Products, Inc.	113	7,373
Varex Imaging Corp.(1)	658	10,975
Zimmer Biomet Holdings, Inc.	2,518	282,268
Zimvie, Inc.(1)	1,329	19,616
		10,282,566
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)	915	37,176
AMN Healthcare Services, Inc.(1)	1,552	40,399
Astrana Health, Inc.(1)	1,957	84,640
Brookdale Senior Living, Inc.(1)	11,559	65,655

Cardinal Health, Inc.	2,563	313,301
Castle Biosciences, Inc.(1)	388	11,749
Cencora, Inc.	3,094	778,296
Centene Corp.(1)	13,377	802,620
Chemed Corp.	367	210,067
Cigna Group	1,312	443,194
CorVel Corp.(1)	396	144,698
Cross Country Healthcare, Inc.(1)	2,581	27,772
CVS Health Corp.	4,725	282,791
DaVita, Inc.(1)	940	156,200
Elevance Health, Inc.	2,806	1,141,930
Encompass Health Corp.	1,846	190,027
Ensign Group, Inc.	1,908	278,969
Fulgent Genetics, Inc.(1)	945	17,294
HCA Healthcare, Inc.	1,258	411,643
Humana, Inc.	918	272,077
InfuSystem Holdings, Inc.(1)	278	2,474
Joint Corp.(1)	325	3,783
Labcorp Holdings, Inc.	653	157,477
McKesson Corp.	927	582,619
ModivCare, Inc.(1)	191	3,589
Molina Healthcare, Inc.(1)	741	220,744
National HealthCare Corp.	378	47,326
National Research Corp.	717	14,096
Owens & Minor, Inc.(1)	2,443	32,907
Patterson Cos., Inc.	5,325	114,434
Premier, Inc., Class A	3,810	87,249
Tenet Healthcare Corp.(1)	1,018	145,248
UnitedHealth Group, Inc.	4,038	2,463,988
Universal Health Services, Inc., Class B	1,747	358,135
		9,944,567
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	20,511
Health Catalyst, Inc.(1)	1,691	14,932
HealthStream, Inc.	242	8,010
Teladoc Health, Inc.(1)	1,837	22,007
Veeva Systems, Inc., Class A(1)	1,659	378,003
		443,463
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	4,019	46,460
Airbnb, Inc., Class A(1)	5,350	728,188
Aramark	1,743	70,923
BJ's Restaurants, Inc.(1)	849	32,636
Bloomin' Brands, Inc.	5,396	75,220
Booking Holdings, Inc.	224	1,165,243
Boyd Gaming Corp.	4,429	327,082
Brinker International, Inc.(1)	565	74,733
Carnival Corp.(1)	51,441	1,308,145
Century Casinos, Inc.(1)	973	4,281
Cheesecake Factory, Inc.	2,796	141,589
Chipotle Mexican Grill, Inc.(1)	32,900	2,024,008
Choice Hotels International, Inc.	1,059	160,163
Churchill Downs, Inc.	2,108	299,568
Cracker Barrel Old Country Store, Inc.(2)	1,131	62,838
Darden Restaurants, Inc.	5,149	907,614

Dave & Buster's Entertainment, Inc.(1)	1,232	48,442
DoorDash, Inc., Class A(1)	2,085	376,301
Everi Holdings, Inc.(1)	1,846	24,866
Expedia Group, Inc.(1)	766	141,419
Golden Entertainment, Inc.	1,527	51,521
Hilton Worldwide Holdings, Inc.	899	227,843
International Game Technology PLC	277	5,327
Las Vegas Sands Corp.	4,586	243,333
Life Time Group Holdings, Inc.(1)	1,202	29,172
Light & Wonder, Inc., Class A(1)	443	42,103
Marriott International, Inc., Class A	2,001	578,469
McDonald's Corp.	4,184	1,238,506
MGM Resorts International(1)	1,037	39,759
Monarch Casino & Resort, Inc.	574	48,222
Norwegian Cruise Line Holdings Ltd.(1)	24,593	661,306
ONE Group Hospitality, Inc.(1)	584	2,061
Playa Hotels & Resorts NV(1)	7,453	72,965
Potbelly Corp.(1)	2,608	27,123
RCI Hospitality Holdings, Inc.	492	25,810
Red Rock Resorts, Inc., Class A	2,092	104,788
Royal Caribbean Cruises Ltd.	10,064	2,456,220
Shake Shack, Inc., Class A(1)	952	127,311
Starbucks Corp.	5,548	568,448
Super Group SGHC Ltd.	9,713	64,591
Target Hospitality Corp.(1)	2,028	16,772
Texas Roadhouse, Inc.	3,617	742,462
Vail Resorts, Inc.	443	79,403
Wendy's Co.	3,218	59,082
Wyndham Hotels & Resorts, Inc.	865	84,926
Yum! Brands, Inc.	2,170	301,500
		15,918,742
Household Durables — 1.4%
Bassett Furniture Industries, Inc.(2)	229	3,488
Beazer Homes USA, Inc.(1)	2,631	91,953
Cavco Industries, Inc.(1)	508	261,366
Century Communities, Inc.	1,779	160,750
Cricut, Inc., Class A	2,500	12,975
DR Horton, Inc.	7,866	1,327,623
Ethan Allen Interiors, Inc.	1,647	50,612
Garmin Ltd.	3,506	745,376
Green Brick Partners, Inc.(1)	2,077	148,422
Helen of Troy Ltd.(1)	1,113	81,616
Hooker Furnishings Corp.	146	2,735
Hovnanian Enterprises, Inc., Class A(1)	429	84,346
Installed Building Products, Inc.	1,286	294,160
KB Home	5,722	473,438
La-Z-Boy, Inc.	2,870	129,925
Legacy Housing Corp.(1)	977	25,568
Lennar Corp., B Shares	484	79,778
Lennar Corp., Class A	8,972	1,564,627
LGI Homes, Inc.(1)	457	50,037
Lifetime Brands, Inc.	361	2,126
M/I Homes, Inc.(1)	2,247	370,822
Meritage Homes Corp.	743	141,965
Mohawk Industries, Inc.(1)	2,331	323,613

NVR, Inc.(1)	153	1,413,044
PulteGroup, Inc.	10,462	1,415,195
Sonos, Inc.(1)	2,784	37,890
Taylor Morrison Home Corp.(1)	1,956	144,490
Tempur Sealy International, Inc.	4,207	235,508
Toll Brothers, Inc.	4,800	792,816
TopBuild Corp.(1)	313	122,270
Tri Pointe Homes, Inc.(1)	7,591	330,436
Universal Electronics, Inc.(1)	86	996
Worthington Enterprises, Inc.	1,930	78,976
		10,998,942
Household Products — 0.9%
Central Garden & Pet Co.(1)	610	24,248
Central Garden & Pet Co., Class A(1)	3,347	113,095
Church & Dwight Co., Inc.	3,896	429,066
Clorox Co.	3,203	535,446
Colgate-Palmolive Co.	14,267	1,378,620
Energizer Holdings, Inc.	1,482	56,479
Kimberly-Clark Corp.	7,673	1,069,233
Oil-Dri Corp. of America	402	27,786
Procter & Gamble Co.	16,335	2,928,212
Reynolds Consumer Products, Inc.	84	2,326
Spectrum Brands Holdings, Inc.	1,035	95,168
WD-40 Co.	572	158,495
		6,818,174
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	24,517	319,702
Clearway Energy, Inc., Class A	894	24,862
Clearway Energy, Inc., Class C	2,406	70,953
Montauk Renewables, Inc.(1)(2)	1,924	8,504
NextEra Energy Partners LP	1,382	24,144
Ormat Technologies, Inc.	1,105	90,190
Sunnova Energy International, Inc.(1)(2)	3,917	21,700
Vistra Corp.	5,262	841,078
		1,401,133
Industrial Conglomerates — 0.3%
3M Co.	5,483	732,145
Honeywell International, Inc.	5,825	1,356,817
		2,088,962
Insurance — 3.9%
Aflac, Inc.	15,221	1,735,194
Allstate Corp.	5,574	1,155,992
Ambac Financial Group, Inc.(1)	3,049	39,149
American Financial Group, Inc.	2,832	415,907
American International Group, Inc.	23,301	1,791,381
AMERISAFE, Inc.	751	44,324
Aon PLC, Class A	1,454	569,299
Arch Capital Group Ltd.	13,397	1,349,346
Arthur J Gallagher & Co.	1,064	332,223
Assurant, Inc.	1,489	338,152
Assured Guaranty Ltd.	1,731	161,468
Axis Capital Holdings Ltd.	4,903	456,175
Brighthouse Financial, Inc.(1)	4,531	236,835
Chubb Ltd.	5,274	1,522,762
Cincinnati Financial Corp.	2,676	427,705

CNA Financial Corp.	370	18,663
CNO Financial Group, Inc.	7,126	284,327
Employers Holdings, Inc.	1,202	64,139
Enstar Group Ltd.(1)	631	204,886
Erie Indemnity Co., Class A	360	158,602
Everest Group Ltd.	1,616	626,297
Fidelis Insurance Holdings Ltd.	224	4,599
Fidelity National Financial, Inc.	6,521	413,366
First American Financial Corp.	3,297	231,285
Genworth Financial, Inc., Class A(1)	21,865	170,547
Globe Life, Inc.	3,612	401,799
Goosehead Insurance, Inc., Class A(1)	951	119,940
Greenlight Capital Re Ltd., A Shares(1)	801	11,959
Hanover Insurance Group, Inc.	1,012	166,990
Hartford Financial Services Group, Inc.	13,523	1,667,521
HCI Group, Inc.	436	53,135
Horace Mann Educators Corp.	1,128	47,229
Investors Title Co.	48	13,752
James River Group Holdings Ltd.	743	3,485
Kemper Corp.	1,325	94,724
Kinsale Capital Group, Inc.	647	328,961
Lemonade, Inc.(1)	1,271	65,850
Lincoln National Corp.	4,246	150,903
Loews Corp.	5,356	464,526
Markel Group, Inc.(1)	300	534,876
Marsh & McLennan Cos., Inc.	3,514	819,570
Mercury General Corp.	837	66,089
MetLife, Inc.	13,865	1,223,309
Old Republic International Corp.	11,194	436,230
Oscar Health, Inc., Class A(1)	4,605	79,805
Palomar Holdings, Inc.(1)	335	36,280
Primerica, Inc.	2,205	667,564
Principal Financial Group, Inc.	5,489	478,037
ProAssurance Corp.(1)	1,341	22,422
Progressive Corp.	14,095	3,789,864
Prudential Financial, Inc.	11,204	1,449,910
Reinsurance Group of America, Inc.	2,690	614,396
RenaissanceRe Holdings Ltd.	1,214	347,386
RLI Corp.	981	172,558
Ryan Specialty Holdings, Inc.	489	36,871
Safety Insurance Group, Inc.	413	35,452
Selective Insurance Group, Inc.	1,847	188,560
SiriusPoint Ltd.(1)	7,229	111,471
Skyward Specialty Insurance Group, Inc.(1)	1,702	92,095
Stewart Information Services Corp.	1,125	84,476
Travelers Cos., Inc.	6,694	1,780,872
United Fire Group, Inc.	765	23,409
Universal Insurance Holdings, Inc.	781	17,674
Unum Group	8,494	653,189
W.R. Berkley Corp.	6,354	410,151
White Mountains Insurance Group Ltd.	86	172,859
		30,688,772
Interactive Media and Services — 5.1%
Alphabet, Inc., Class A	69,268	11,702,829
Alphabet, Inc., Class C	57,056	9,727,477

Cargurus, Inc.(1)	6,935	262,282
Cars.com, Inc.(1)	4,211	83,673
IAC, Inc.(1)	2,059	97,452
Match Group, Inc.(1)	1	33
Meta Platforms, Inc., Class A	31,519	18,101,992
Pinterest, Inc., Class A(1)	5,735	173,885
TrueCar, Inc.(1)	1,846	7,864
Yelp, Inc.(1)	2,905	111,029
Ziff Davis, Inc.(1)	666	39,194
		40,307,710
IT Services — 1.0%
Accenture PLC, Class A	5,582	2,022,749
Akamai Technologies, Inc.(1)	2,636	247,837
Amdocs Ltd.	1,298	112,563
Cognizant Technology Solutions Corp., Class A	12,523	1,007,976
DXC Technology Co.(1)	11,233	252,742
EPAM Systems, Inc.(1)	860	209,771
Gartner, Inc.(1)	1,726	893,947
Globant SA(1)	552	125,724
GoDaddy, Inc., Class A(1)	1,919	379,137
Hackett Group, Inc.	243	7,616
International Business Machines Corp.	6,672	1,517,280
Kyndryl Holdings, Inc.(1)	10,403	361,088
Snowflake, Inc., Class A(1)	973	170,080
Twilio, Inc., Class A(1)	2,522	263,650
VeriSign, Inc.(1)	610	114,180
		7,686,340
Leisure Products — 0.1%
American Outdoor Brands, Inc.(1)	305	2,992
Brunswick Corp.	3,587	288,789
Clarus Corp.	253	1,148
Malibu Boats, Inc., Class A(1)	1,042	45,171
Marine Products Corp.	990	9,791
MasterCraft Boat Holdings, Inc.(1)(2)	673	14,267
Mattel, Inc.(1)	8,988	170,952
Polaris, Inc.	3,347	230,943
Revelyst, Inc.(1)	4,692	88,679
Smith & Wesson Brands, Inc.	2,127	28,885
Sturm Ruger & Co., Inc.	1,010	38,471
Topgolf Callaway Brands Corp.(1)	2,038	17,160
YETI Holdings, Inc.(1)	5,816	234,792
		1,172,040
Life Sciences Tools and Services — 0.6%
AbCellera Biologics, Inc.(1)(2)	9,145	27,526
Agilent Technologies, Inc.	1,724	237,860
Azenta, Inc.(1)	2,256	104,250
Bio-Rad Laboratories, Inc., Class A(1)	331	112,715
Bio-Techne Corp.	1,825	137,532
Bruker Corp.	2,384	138,153
Charles River Laboratories International, Inc.(1)	433	86,193
Cytek Biosciences, Inc.(1)	2,488	16,247
Danaher Corp.	5,153	1,235,123
IQVIA Holdings, Inc.(1)	1,134	227,753
MaxCyte, Inc.(1)(2)	1,890	6,709
Medpace Holdings, Inc.(1)	601	204,719

Mettler-Toledo International, Inc.(1)	181	226,467
OmniAb, Inc.(1)	182	37
OmniAb, Inc.(1)	182	24
Quanterix Corp.(1)	1,365	16,830
Repligen Corp.(1)	533	80,238
Revvity, Inc.	802	93,144
Seer, Inc.(1)	2,342	5,785
Sotera Health Co.(1)	1,121	14,764
Standard BioTools, Inc.(1)	2,143	3,943
Thermo Fisher Scientific, Inc.	1,560	826,223
Waters Corp.(1)	896	344,709
West Pharmaceutical Services, Inc.	1,179	383,977
		4,530,921
Machinery — 2.8%
3D Systems Corp.(1)	2,235	6,638
AGCO Corp.	3,756	380,145
Alamo Group, Inc.	139	27,793
Allison Transmission Holdings, Inc.	1,321	156,538
Astec Industries, Inc.	736	28,417
Atmus Filtration Technologies, Inc.	2,790	120,779
Blue Bird Corp.(1)	2,610	106,097
Caterpillar, Inc.	10,795	4,383,957
Commercial Vehicle Group, Inc.(1)	2,483	5,984
Crane Co.	898	163,508
Cummins, Inc.	5,008	1,878,200
Deere & Co.	6,615	3,081,928
Donaldson Co., Inc.	6,021	469,939
Dover Corp.	987	203,223
Enerpac Tool Group Corp.	1,841	88,847
Enpro, Inc.	601	113,649
Esab Corp.	290	37,433
ESCO Technologies, Inc.	700	103,887
Flowserve Corp.	2,379	145,167
Franklin Electric Co., Inc.	1,155	125,087
Gates Industrial Corp. PLC(1)	2,322	51,456
Gorman-Rupp Co.	652	27,775
Graco, Inc.	5,179	471,703
Greenbrier Cos., Inc.	2,180	148,240
Hillman Solutions Corp.(1)	5,781	65,903
Hyster-Yale, Inc.	559	31,438
IDEX Corp.	455	104,937
Illinois Tool Works, Inc.	4,105	1,139,220
Ingersoll Rand, Inc.	3,043	316,989
ITT, Inc.	2,578	402,477
John Bean Technologies Corp.	873	110,015
Kadant, Inc.	336	138,697
Kennametal, Inc.	3,828	109,864
Lincoln Electric Holdings, Inc.	1,979	432,372
Lindsay Corp.	547	72,625
Manitowoc Co., Inc.(1)	1,586	16,859
Middleby Corp.(1)	347	49,756
Miller Industries, Inc.	663	48,810
Mueller Industries, Inc.	7,380	596,083
Mueller Water Products, Inc., Class A	5,105	127,829
NN, Inc.(1)	691	2,757

Omega Flex, Inc.	78	3,855
Oshkosh Corp.	2,158	245,170
Otis Worldwide Corp.	3,247	334,376
PACCAR, Inc.	17,164	2,008,188
Parker-Hannifin Corp.	927	651,588
Park-Ohio Holdings Corp.	1,204	38,733
Proto Labs, Inc.(1)	403	16,600
RBC Bearings, Inc.(1)	319	106,900
REV Group, Inc.	1,440	44,669
Shyft Group, Inc.	1,298	18,302
Snap-on, Inc.	1,752	647,697
Standex International Corp.	289	60,080
Stanley Black & Decker, Inc.	908	81,221
Tennant Co.	1,189	105,072
Terex Corp.	4,519	247,596
Timken Co.	3,025	234,286
Titan International, Inc.(1)	4,030	29,500
Toro Co.	2,572	223,970
Trinity Industries, Inc.	3,038	114,533
Watts Water Technologies, Inc., Class A	795	171,553
Westinghouse Air Brake Technologies Corp.	1,487	298,322
Xylem, Inc.	2,340	296,595
		22,071,827
Marine Transportation — 0.1%
Costamare, Inc.	1,893	24,988
Genco Shipping & Trading Ltd.	1,967	31,216
Kirby Corp.(1)	1,912	241,887
Matson, Inc.	2,698	413,280
Pangaea Logistics Solutions Ltd.	2,021	11,115
Safe Bulkers, Inc.	2,798	10,828
Star Bulk Carriers Corp.	1,268	21,962
		755,276
Media — 0.8%
Advantage Solutions, Inc.(1)	4,963	17,668
AMC Networks, Inc., Class A(1)(2)	1,331	12,538
Boston Omaha Corp., Class A(1)(2)	279	4,260
Cable One, Inc.	235	98,752
Charter Communications, Inc., Class A(1)	1,116	443,013
Comcast Corp., Class A	75,054	3,241,582
EchoStar Corp., Class A(1)	7,183	181,658
Entravision Communications Corp., Class A	2,377	5,800
Fox Corp., Class A	8,116	382,426
Fox Corp., Class B	4,247	189,968
Gambling.com Group Ltd.(1)	1,426	18,909
Gannett Co., Inc.(1)	4,211	21,855
Liberty Broadband Corp., Class A(1)	453	38,356
Liberty Broadband Corp., Class C(1)	2,555	217,533
New York Times Co., Class A	3,092	167,772
News Corp., Class A	8,739	256,490
News Corp., Class B	2,644	84,846
Nexstar Media Group, Inc., Class A	505	86,148
Paramount Global, Class B	9,349	101,437
PubMatic, Inc., Class A(1)	2,210	35,249
Scholastic Corp.	1,060	27,963
Sinclair, Inc.	563	10,314

Thryv Holdings, Inc.(1)	568	8,986
Trade Desk, Inc., Class A(1)	3,050	392,077
WideOpenWest, Inc.(1)	2,553	13,556
		6,059,156
Metals and Mining — 1.2%
Alcoa Corp.	4,206	195,285
Alpha Metallurgical Resources, Inc.	976	239,676
Arch Resources, Inc.	1,500	257,880
ATI, Inc.(1)	7,538	453,561
Carpenter Technology Corp.	1,412	273,984
Century Aluminum Co.(1)	1,342	30,638
Cleveland-Cliffs, Inc.(1)	18,770	233,686
Coeur Mining, Inc.(1)	4,989	32,229
Commercial Metals Co.	7,427	458,172
Compass Minerals International, Inc.	1,309	20,198
Freeport-McMoRan, Inc.	31,612	1,397,250
Hecla Mining Co.	11,425	63,066
Kaiser Aluminum Corp.	1,261	102,494
Materion Corp.	984	113,770
McEwen Mining, Inc.(1)	2,899	24,236
Metallus, Inc.(1)	2,117	35,290
Metals Acquisition Ltd., Class A(1)	2,238	28,423
MP Materials Corp.(1)(2)	3,374	71,090
Newmont Corp.	16,433	689,200
Nucor Corp.	9,084	1,405,204
Olympic Steel, Inc.	801	33,866
Radius Recycling, Inc., Class A	1,280	25,370
Ramaco Resources, Inc., Class A	1,527	19,469
Ramaco Resources, Inc., Class B	305	3,129
Reliance, Inc.	2,595	833,618
Royal Gold, Inc.	1,681	245,863
Ryerson Holding Corp.	2,254	57,928
Steel Dynamics, Inc.	7,852	1,140,660
SunCoke Energy, Inc.	6,206	77,327
Tredegar Corp.(1)	1,180	8,461
U.S. Steel Corp.	10,901	444,434
Warrior Met Coal, Inc.	4,483	315,245
Worthington Steel, Inc.	1,930	86,541
		9,417,243
Multi-Utilities — 0.6%
Ameren Corp.	6,586	621,653
Avista Corp.	2,365	91,502
Black Hills Corp.	1,885	120,772
CenterPoint Energy, Inc.	12,026	392,288
CMS Energy Corp.	6,682	465,802
Consolidated Edison, Inc.	6,386	642,368
Dominion Energy, Inc.	7,228	424,645
DTE Energy Co.	4,136	520,226
NiSource, Inc.	1,513	57,630
Northwestern Energy Group, Inc.	2,028	112,027
Public Service Enterprise Group, Inc.	6,660	628,038
Sempra	6,960	651,943
Unitil Corp.	565	33,911
WEC Energy Group, Inc.	2,217	224,028
		4,986,833

Oil, Gas and Consumable Fuels — 6.2%
Amplify Energy Corp.(1)	2,878	19,311
Antero Midstream Corp.	18,211	290,830
Antero Resources Corp.(1)	17,612	575,736
APA Corp.	20,685	468,515
Ardmore Shipping Corp.	2,985	33,313
Berry Corp.	3,422	13,962
California Resources Corp.	5,588	330,586
Centrus Energy Corp., Class A(1)(2)	377	34,307
Cheniere Energy, Inc.	9,623	2,155,648
Chevron Corp.	28,032	4,539,222
Chord Energy Corp.	2,427	309,491
Civitas Resources, Inc.	5,776	299,659
Clean Energy Fuels Corp.(1)	3,357	10,340
CNX Resources Corp.(1)	12,578	509,661
Comstock Resources, Inc.(2)	6,487	101,003
ConocoPhillips	35,469	3,842,726
CONSOL Energy, Inc.	2,137	279,306
Coterra Energy, Inc.	35,476	947,919
Crescent Energy Co., Class A	4,639	68,982
CVR Energy, Inc.	2,893	55,980
Delek U.S. Holdings, Inc.	1,900	36,195
Devon Energy Corp.	23,560	894,102
DHT Holdings, Inc.	6,870	64,715
Diamondback Energy, Inc.	8,100	1,438,479
Dorian LPG Ltd.	2,695	65,947
DT Midstream, Inc.	3,876	411,321
EnLink Midstream LLC(1)	17,586	281,552
EOG Resources, Inc.	15,649	2,085,386
EQT Corp.	13,408	609,259
Evolution Petroleum Corp.(2)	3,532	20,697
Expand Energy Corp.	4,919	486,784
Exxon Mobil Corp.	66,523	7,847,053
FutureFuel Corp.	1,729	9,008
Granite Ridge Resources, Inc.(2)	5,812	37,487
Green Plains, Inc.(1)	1,545	16,686
Gulfport Energy Corp.(1)	1,027	180,547
Hallador Energy Co.(1)	1,673	20,411
Hess Corp.	9,984	1,469,445
Hess Midstream LP, Class A	3,037	115,102
HF Sinclair Corp.	2,994	122,544
HighPeak Energy, Inc.(2)	808	12,177
International Seaways, Inc.	3,462	135,018
Kimbell Royalty Partners LP	4,237	68,555
Kinder Morgan, Inc.	35,184	994,652
Kosmos Energy Ltd.(1)	36,452	143,621
Magnolia Oil & Gas Corp., Class A	11,661	323,476
Marathon Petroleum Corp.	10,179	1,589,451
Matador Resources Co.	6,753	405,247
Murphy Oil Corp.	9,725	315,771
Nordic American Tankers Ltd.	12,540	33,607
Northern Oil & Gas, Inc.	7,237	314,737
Occidental Petroleum Corp.	22,679	1,147,104
ONEOK, Inc.	11,600	1,317,760
Ovintiv, Inc.	15,137	687,522

Par Pacific Holdings, Inc.(1)	5,004	87,220
PBF Energy, Inc., Class A	7,297	229,782
Peabody Energy Corp.	7,802	186,078
Permian Resources Corp.	25,475	398,938
Phillips 66	9,434	1,263,967
Plains GP Holdings LP, Class A(1)	9,721	194,614
Range Resources Corp.	14,504	518,373
REX American Resources Corp.(1)	564	24,427
Riley Exploration Permian, Inc.	588	20,639
Ring Energy, Inc.(1)(2)	4,287	6,559
SandRidge Energy, Inc.	2,068	24,258
Scorpio Tankers, Inc.	3,151	159,630
SFL Corp. Ltd.	8,144	85,675
Sitio Royalties Corp., Class A	2,276	53,941
SM Energy Co.	9,441	426,639
Talos Energy, Inc.(1)	9,425	106,031
Targa Resources Corp.	10,996	2,246,483
Teekay Corp. Ltd.(1)	4,643	34,265
Teekay Tankers Ltd., Class A	1,621	65,245
Texas Pacific Land Corp.	588	940,853
VAALCO Energy, Inc.	7,061	36,152
Valero Energy Corp.	6,508	905,133
Viper Energy, Inc.	1,359	73,535
Vital Energy, Inc.(1)(2)	1,814	59,554
Vitesse Energy, Inc.	1,680	47,174
W&T Offshore, Inc.(2)	4,785	9,283
Williams Cos., Inc.	40,479	2,368,831
World Kinect Corp.	3,566	103,236
		49,264,430
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,234	33,466
Louisiana-Pacific Corp.	3,853	455,425
Magnera Corp.(1)	487	9,974
Mercer International, Inc.	2,526	15,585
Sylvamo Corp.	2,010	185,503
		699,953
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	7,918	416,487
Allegiant Travel Co.	1,156	94,607
Delta Air Lines, Inc.	24,229	1,546,295
JetBlue Airways Corp.(1)	18,068	107,866
SkyWest, Inc.(1)	2,317	265,852
Southwest Airlines Co.	22,869	740,041
Sun Country Airlines Holdings, Inc.(1)	2,715	39,069
United Airlines Holdings, Inc.(1)	17,747	1,718,442
		4,928,659
Personal Care Products — 0.1%
Edgewell Personal Care Co.	654	23,923
Estee Lauder Cos., Inc., Class A	1,959	141,283
Kenvue, Inc.	23,848	574,260
Medifast, Inc.(1)	515	10,130
Nature's Sunshine Products, Inc.(1)	1,149	18,660
Nu Skin Enterprises, Inc., Class A	1,997	14,578
USANA Health Sciences, Inc.(1)	442	17,030
		799,864

Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc.(1)	3,186	143,975
Atea Pharmaceuticals, Inc.(1)	3,630	12,415
Bristol-Myers Squibb Co.	25,144	1,489,028
Catalent, Inc.(1)	2,757	168,480
Collegium Pharmaceutical, Inc.(1)	2,313	70,547
Corcept Therapeutics, Inc.(1)(2)	4,760	274,557
Elanco Animal Health, Inc.(1)	9,843	130,026
Eli Lilly & Co.	7,299	5,805,260
Harmony Biosciences Holdings, Inc.(1)	2,053	71,178
Innoviva, Inc.(1)	2,990	56,780
Intra-Cellular Therapies, Inc.(1)	899	76,999
Jazz Pharmaceuticals PLC(1)	2,790	339,236
Johnson & Johnson	31,080	4,817,711
Ligand Pharmaceuticals, Inc.(1)	480	58,306
Merck & Co., Inc.	15,602	1,585,787
Organon & Co.	1,514	24,027
Pacira BioSciences, Inc.(1)	914	15,456
Perrigo Co. PLC	1,973	56,309
Pfizer, Inc.	48,852	1,280,411
Phibro Animal Health Corp., Class A	349	8,156
Pliant Therapeutics, Inc.(1)	1,165	16,077
Prestige Consumer Healthcare, Inc.(1)	1,185	100,452
Royalty Pharma PLC, Class A	4,252	113,358
SIGA Technologies, Inc.	2,227	16,213
Supernus Pharmaceuticals, Inc.(1)	1,246	45,566
Theravance Biopharma, Inc.(1)	88	814
Viatris, Inc.	49,550	648,609
Zoetis, Inc.	6,812	1,193,803
		18,619,536
Professional Services — 1.0%
Automatic Data Processing, Inc.	7,812	2,397,737
Barrett Business Services, Inc.	1,644	70,544
Booz Allen Hamilton Holding Corp.	2,263	335,331
Broadridge Financial Solutions, Inc.	1,797	424,128
Clarivate PLC(1)(2)	10,685	61,225
CRA International, Inc.	224	43,687
CSG Systems International, Inc.	812	44,506
ExlService Holdings, Inc.(1)	1,680	77,885
Exponent, Inc.	1,023	100,980
Franklin Covey Co.(1)	585	21,282
FTI Consulting, Inc.(1)	197	39,896
Genpact Ltd.	1,411	65,132
Heidrick & Struggles International, Inc.	865	39,911
IBEX Holdings Ltd.(1)	816	16,728
Insperity, Inc.	1,539	121,350
KBR, Inc.	1,649	100,309
Kelly Services, Inc., Class A	1,355	19,851
Kforce, Inc.	916	54,951
Korn Ferry	2,010	157,463
Legalzoom.com, Inc.(1)	2,616	20,745
ManpowerGroup, Inc.	1,108	71,322
Maximus, Inc.	765	56,992
Paychex, Inc.	8,693	1,271,525
Paycom Software, Inc.	1,367	317,035

Paylocity Holding Corp.(1)	757	157,108
Planet Labs PBC(1)	5,590	21,969
Resources Connection, Inc.	1,465	12,365
Robert Half, Inc.	6,002	447,809
TriNet Group, Inc.	1,562	145,938
TrueBlue, Inc.(1)	1,245	9,362
Verisk Analytics, Inc.	3,274	963,243
Verra Mobility Corp.(1)	2,671	63,196
		7,751,505
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,746	384,413
CoStar Group, Inc.(1)	2,588	210,508
Forestar Group, Inc.(1)	1,094	32,656
FRP Holdings, Inc.(1)	40	1,275
Howard Hughes Holdings, Inc.(1)	629	54,559
Jones Lang LaSalle, Inc.(1)	937	262,922
Kennedy-Wilson Holdings, Inc.	3,861	44,710
Marcus & Millichap, Inc.	1,365	56,798
Opendoor Technologies, Inc.(1)(2)	57,189	133,822
RE/MAX Holdings, Inc., Class A(1)	648	8,528
Seaport Entertainment Group, Inc.(1)(2)	156	5,281
Zillow Group, Inc., Class A(1)	766	62,452
Zillow Group, Inc., Class C(1)	3,079	260,822
		1,518,746
Semiconductors and Semiconductor Equipment — 6.8%
ACM Research, Inc., Class A(1)	1,253	21,539
Advanced Micro Devices, Inc.(1)	9,719	1,333,204
Allegro MicroSystems, Inc.(1)	1,921	41,743
Alpha & Omega Semiconductor Ltd.(1)	643	26,665
Amkor Technology, Inc.	6,018	159,116
Analog Devices, Inc.	4,366	952,006
Applied Materials, Inc.	16,203	2,830,826
Astera Labs, Inc.(1)	1,477	152,500
Axcelis Technologies, Inc.(1)	1,807	134,152
Broadcom, Inc.	25,290	4,099,003
CEVA, Inc.(1)	370	11,004
Cirrus Logic, Inc.(1)	2,053	214,436
Cohu, Inc.(1)	1,725	45,540
Diodes, Inc.(1)	2,470	160,550
First Solar, Inc.(1)	2,673	532,649
GLOBALFOUNDRIES, Inc.(1)(2)	1,927	83,343
Ichor Holdings Ltd.(1)	663	21,720
Intel Corp.	48,696	1,171,139
KLA Corp.	2,568	1,661,573
Kulicke & Soffa Industries, Inc.	3,374	163,369
Lam Research Corp.	33,100	2,445,428
Lattice Semiconductor Corp.(1)	1,826	103,625
MACOM Technology Solutions Holdings, Inc.(1)	863	114,624
Magnachip Semiconductor Corp.(1)	601	2,596
Marvell Technology, Inc.	6,349	588,489
Microchip Technology, Inc.	2,571	175,265
Micron Technology, Inc.	13,564	1,328,594
Monolithic Power Systems, Inc.	547	310,499
NVE Corp.	259	20,016
NVIDIA Corp.	186,865	25,834,086

NXP Semiconductors NV	2,546	583,976
ON Semiconductor Corp.(1)	12,663	900,593
Onto Innovation, Inc.(1)	1,182	194,061
Penguin Solutions, Inc.(1)	4,206	76,297
Photronics, Inc.(1)	4,785	119,194
Qorvo, Inc.(1)	2,270	156,743
QUALCOMM, Inc.	23,017	3,648,885
Rambus, Inc.(1)	1,432	82,784
Skyworks Solutions, Inc.	6,135	537,365
Synaptics, Inc.(1)	1,600	128,384
Teradyne, Inc.	2,138	235,180
Texas Instruments, Inc.	8,755	1,760,018
Ultra Clean Holdings, Inc.(1)	1,864	71,633
Universal Display Corp.	902	148,397
		53,382,809
Software — 6.4%
A10 Networks, Inc.	3,495	59,590
Adeia, Inc.	4,400	53,328
Adobe, Inc.(1)	3,555	1,834,131
ANSYS, Inc.(1)	305	107,085
Appfolio, Inc., Class A(1)	271	68,766
AppLovin Corp., Class A(1)	2,733	920,338
Aspen Technology, Inc.(1)	420	105,000
Atlassian Corp., Class A(1)	794	209,283
Autodesk, Inc.(1)	1,495	436,390
Bill Holdings, Inc.(1)	1,631	147,149
Cadence Design Systems, Inc.(1)	2,362	724,685
Clear Secure, Inc., Class A	2,026	52,433
Commvault Systems, Inc.(1)	1,438	246,746
Crowdstrike Holdings, Inc., Class A(1)	1,553	537,291
Datadog, Inc., Class A(1)	1,457	222,557
DocuSign, Inc.(1)	1,998	159,221
Dolby Laboratories, Inc., Class A	1,524	119,360
Fair Isaac Corp.(1)	220	522,507
Fortinet, Inc.(1)	15,849	1,506,447
Freshworks, Inc., Class A(1)	3,295	52,687
Gen Digital, Inc.	2,630	81,135
Gitlab, Inc., Class A(1)	1,110	70,762
HashiCorp, Inc., Class A(1)	939	31,569
InterDigital, Inc.(2)	1,908	373,892
Intuit, Inc.	1,554	997,248
LiveRamp Holdings, Inc.(1)	1,449	43,992
Logility Supply Chain Solutions, Inc., Class A	628	6,613
Manhattan Associates, Inc.(1)	1,854	529,206
Matterport, Inc.(1)	8,164	38,861
Microsoft Corp.	67,550	28,604,723
MicroStrategy, Inc., Class A(1)	2,240	867,933
Nutanix, Inc., Class A(1)	2,163	141,201
Olo, Inc., Class A(1)	2,445	17,824
Oracle Corp.	15,027	2,777,591
Palantir Technologies, Inc., Class A(1)	15,078	1,011,432
Palo Alto Networks, Inc.(1)	4,036	1,565,242
Pegasystems, Inc.	2,374	225,459
Progress Software Corp.	642	43,919
Qualys, Inc.(1)	2,052	315,187

Riot Platforms, Inc.(1)(2)	6,474	81,896
Roper Technologies, Inc.	499	282,654
Salesforce, Inc.	4,873	1,608,041
SentinelOne, Inc., Class A(1)	3,178	88,825
ServiceNow, Inc.(1)	1,463	1,535,331
SPS Commerce, Inc.(1)	399	77,035
Synopsys, Inc.(1)	1,063	593,675
UiPath, Inc., Class A(1)	6,067	86,212
Workday, Inc., Class A(1)	1,174	293,488
Xperi, Inc.(1)	1,053	9,972
Zoom Communications, Inc., Class A(1)	3,435	284,040
Zscaler, Inc.(1)	299	61,770
		50,831,722
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(1)(2)	849	6,902
Abercrombie & Fitch Co., Class A(1)	4,376	655,043
Academy Sports & Outdoors, Inc.	3,804	187,347
Advance Auto Parts, Inc.	1,908	78,896
American Eagle Outfitters, Inc.	14,010	269,552
America's Car-Mart, Inc.(1)	283	13,063
Arhaus, Inc.	2,009	19,949
Arko Corp.	3,379	24,194
AutoNation, Inc.(1)	1,306	233,630
AutoZone, Inc.(1)	93	294,767
Best Buy Co., Inc.	8,529	767,610
Buckle, Inc.	2,375	123,714
Build-A-Bear Workshop, Inc.	1,114	42,321
Burlington Stores, Inc.(1)	3,547	999,828
Caleres, Inc.	3,007	93,427
Camping World Holdings, Inc., Class A	974	23,805
CarMax, Inc.(1)	6,831	573,599
Carvana Co.(1)	1,237	322,140
Cato Corp., Class A	608	1,940
Chewy, Inc., Class A(1)	788	26,327
Citi Trends, Inc.(1)(2)	310	6,185
Designer Brands, Inc., Class A(2)	3,573	17,722
Destination XL Group, Inc.(1)	3,385	8,158
Dick's Sporting Goods, Inc.	3,538	733,215
Five Below, Inc.(1)	1,498	138,865
Floor & Decor Holdings, Inc., Class A(1)	4,249	476,780
Foot Locker, Inc.(1)	4,733	119,035
GameStop Corp., Class A(1)	144	4,183
Gap, Inc.	10,120	245,410
Genesco, Inc.(1)	669	22,472
Guess?, Inc.	2,340	38,516
Haverty Furniture Cos., Inc.	552	13,033
Home Depot, Inc.	12,466	5,349,535
Lands' End, Inc.(1)	165	2,632
Lithia Motors, Inc.	930	359,817
Lowe's Cos., Inc.	3,568	972,030
MarineMax, Inc.(1)	860	29,515
Murphy USA, Inc.	1,174	643,117
National Vision Holdings, Inc.(1)	585	7,079
ODP Corp.(1)	2,447	62,839
O'Reilly Automotive, Inc.(1)	459	570,638

Penske Automotive Group, Inc.	612	101,922
PetMed Express, Inc.(1)(2)	282	1,306
Ross Stores, Inc.	12,290	1,903,352
Sally Beauty Holdings, Inc.(1)	1,334	18,583
Shoe Carnival, Inc.(2)	492	16,610
Signet Jewelers Ltd.	2,853	285,871
Sonic Automotive, Inc., Class A	922	63,747
Sportsman's Warehouse Holdings, Inc.(1)	796	1,703
Tilly's, Inc., Class A(1)	712	3,183
TJX Cos., Inc.	28,611	3,596,117
Tractor Supply Co.	5,312	1,506,855
Ulta Beauty, Inc.(1)	1,432	553,668
Urban Outfitters, Inc.(1)	3,710	180,788
Valvoline, Inc.(1)	4,757	188,900
Victoria's Secret & Co.(1)	3,269	126,968
Williams-Sonoma, Inc.	6,788	1,167,672
Zumiez, Inc.(1)	640	14,125
		24,310,200
Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	159,089	37,756,592
Dell Technologies, Inc., Class C	2,087	266,280
Eastman Kodak Co.(1)	2,017	14,623
Hewlett Packard Enterprise Co.	33,280	706,202
HP, Inc.	5,124	181,543
Immersion Corp.	1,954	17,469
NetApp, Inc.	4,024	493,503
Pure Storage, Inc., Class A(1)	4,957	262,672
Seagate Technology Holdings PLC	2,805	284,231
Super Micro Computer, Inc.(1)	5,250	171,360
		40,154,475
Textiles, Apparel and Luxury Goods — 0.8%
Capri Holdings Ltd.(1)	4,929	115,388
Carter's, Inc.	2,586	141,118
Columbia Sportswear Co.	1,698	148,134
Crocs, Inc.(1)	3,392	358,195
Deckers Outdoor Corp.(1)	8,004	1,568,464
G-III Apparel Group Ltd.(1)	2,315	68,594
Hanesbrands, Inc.(1)	4,693	40,829
Kontoor Brands, Inc.	1,131	103,803
Lakeland Industries, Inc.	124	2,807
Levi Strauss & Co., Class A	2,442	42,637
Lululemon Athletica, Inc.(1)	3,394	1,088,320
Movado Group, Inc.	613	12,475
NIKE, Inc., Class B	8,125	640,006
Oxford Industries, Inc.	933	77,598
PVH Corp.	2,090	226,493
Ralph Lauren Corp.	1,933	447,296
Rocky Brands, Inc.	110	2,387
Skechers USA, Inc., Class A(1)	4,168	266,002
Steven Madden Ltd.	3,459	157,661
Tapestry, Inc.	8,573	533,926
Under Armour, Inc., Class A(1)	6,609	64,173
Under Armour, Inc., Class C(1)	7,167	62,855
Unifi, Inc.(1)	394	2,191

VF Corp.	3,131	63,340
		6,234,692
Trading Companies and Distributors — 1.2%
Air Lease Corp.	6,550	333,395
Alta Equipment Group, Inc.	676	5,347
Applied Industrial Technologies, Inc.	1,491	409,608
BlueLinx Holdings, Inc.(1)	680	85,476
Boise Cascade Co.	3,013	444,719
Core & Main, Inc., Class A(1)	2,302	111,762
DNOW, Inc.(1)	4,992	75,130
Fastenal Co.	13,970	1,167,333
FTAI Aviation Ltd.	2,436	411,246
GATX Corp.	2,235	366,898
Global Industrial Co.	653	18,447
GMS, Inc.(1)	2,552	256,093
H&E Equipment Services, Inc.	2,149	128,381
Herc Holdings, Inc.	1,847	428,504
Hudson Technologies, Inc.(1)	2,646	15,717
Karat Packaging, Inc.	634	19,584
McGrath RentCorp	1,482	180,582
MRC Global, Inc.(1)	5,846	81,669
MSC Industrial Direct Co., Inc., Class A	2,875	246,905
Rush Enterprises, Inc., Class A	2,743	169,929
Rush Enterprises, Inc., Class B	442	25,198
SiteOne Landscape Supply, Inc.(1)	1,341	205,508
Titan Machinery, Inc.(1)	997	15,404
United Rentals, Inc.	1,798	1,557,068
Watsco, Inc.	590	325,444
WESCO International, Inc.	1,637	346,340
WW Grainger, Inc.	1,630	1,964,704
		9,396,391
Water Utilities — 0.0%
American Water Works Co., Inc.	1,147	157,070
California Water Service Group	1,698	86,920
Essential Utilities, Inc.	555	22,217
		266,207
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	3,112	24,989
Telephone & Data Systems, Inc.	5,957	203,610
T-Mobile U.S., Inc.	11,386	2,811,659
U.S. Cellular Corp.(1)	828	52,545
		3,092,803
TOTAL COMMON STOCKS (Cost $550,513,990)		786,911,173
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
		482
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $1,504)		934
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,424,757	1,424,757
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,933,843	1,933,843
TOTAL SHORT-TERM INVESTMENTS (Cost $3,358,600)		3,358,600
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $553,874,094)		790,270,709
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,114,737)
TOTAL NET ASSETS — 100.0%		$789,155,972

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,764,002. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,848,680, which includes securities collateral of $914,837.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$786,911,173	—	—
Rights	934	—	—
Escrow Interests	—	$2	—
Short-Term Investments	3,358,600	—	—
	$790,270,707	$2	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.